Schedule I - Condensed Financial Information Of Parent (Tables)	12 Months Ended
Dec. 31, 2011
Schedule I - Condensed Financial Information Of Parent [Abstract]
Schedule Of Condensed Stements of Income
	september 30	september 30	september 30
	Year Ended December 31,
	2011	2010	2009
Administrative service revenue	$ 44	$ 53	$ 59
Operating expenses	(44)	(55)	(61)
Interest income	1	1	1
Interest expense	(22)	(35)	(43)
Other income (expense)	(17)	4	11
Equity in earnings of subsidiaries	852	1,105	1,231

Income before income taxes	814	1,073	1,198
Income tax benefit	30	26	22

Income Available for Common Shareholders	$ 844	$ 1,099	$ 1,220

Weighted average common shares outstanding, basic	401	382	368

Weighted average common shares outstanding, diluted	402	392	386

Earnings per common share, basic	$ 2.10	$ 2.86	$ 3.25

Earnings per common share, diluted	$ 2.10	$ 2.82	$ 3.20

Schedule Of Condensed Balance Sheet
	september 30	september 30
	Balance at December 31,
	2011	2010
ASSETS
Current Assets
Cash and cash equivalents	$ 209	$ 240
Advances to affiliates	18	25
Income taxes receivable	8	1
Deferred income taxes	4	5

Total current assets	239	271

Noncurrent Assets
Equipment	14	14
Accumulated depreciation	(14)	(14)

Net equipment	–	–
Investments in subsidiaries	12,378	11,618
Other investments	94	89
Income taxes receivable	2	–
Deferred income taxes	143	116
Other	2	2

Total noncurrent assets	12,619	11,825

Total Assets	$ 12,858	$ 12,096

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities
Accounts payable – related parties	$ –	$ 106
Accounts payable – other	21	3
Income taxes payable	57	1
Other	208	213

Total current liabilities	286	323

Noncurrent Liabilities
Long-term debt	349	349
Income taxes payable	3	48
Other	119	94

Total noncurrent liabilities	471	491

Common Shareholders' Equity
Common stock	7,602	6,878
Reinvested earnings	4,712	4,606
Accumulated other comprehensive loss	(213)	(202)

Total common shareholders' equity	12,101	11,282

Total Liabilities and Shareholders' Equity	$ 12,858	$ 12,096

Schedule Of Condensed Statement Of Cash Flows
september 30	september 30	september 30	september 30
	Year Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$844	$1,099	$1,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36	38	20
Equity in earnings of subsidiaries	(852)	(1,105)	(1,231)
Deferred income taxes and tax credits, net	(26)	19	–
Noncurrent income taxes receivable/payable	(47)	34	(9)
Current income taxes receivable/payable	49	(1)	148
Other	(80)	(50)	(13)

Net cash provided by (used in) operating activities	(76)	34	135

Cash Flows From Investing Activities:
Investment in subsidiaries	(759)	(347)	(721)
Dividends received from subsidiaries(1)	716	716	624
Proceeds from tax equity investments	129	7	–
Other	–	(4)	10

Net cash provided by (used in) investing activities	86	372	(87)

Cash Flows From Financing Activities:
Borrowings under revolving credit facilities	150	90	–
Repayments under revolving credit facilities	(150)	(90)	–
Proceeds from issuance of long-term debt, net of discount and issuance costs of $2 in 2009	–	–	348
Common stock issued	662	303	219
Common stock dividends paid(2)	(704)	(662)	(590)
Other	1	–	1

Net cash used in financing activities	(41)	(359)	(22)

Net change in cash and cash equivalents	(31)	47	26
Cash and cash equivalents at January 1	240	193	167

Cash and cash equivalents at December 31	$209	$240	$193

(1)	Because of its nature as a holding company, PG&E Corporation classifies dividends received from subsidiaries as an investing cash flow.

(2)	On January 15, April 15, July 15, October 15, 2011, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.

On January 15, 2010, PG&E Corporation paid a quarterly common stock dividend of $0.42 per share. On April 15, July 15, and October 15, 2010, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.

On January 15, 2009, PG&E Corporation paid a quarterly common stock dividend of $0.39 per share. On April 15, July 15, and October 15, 2009, PG&E Corporation paid quarterly common stock dividends of $0.42 per share.